Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 2.4%
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	$468,827		$483,248
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	402,982		411,859
Kimberly-Clark de Mexico SAB de CV, 2.4310%, 7/1/31	300,000		292,656
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 1.1803%, 3/13/46‡	583,082	GBP	805,463
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9530%, 12/5/59 (144A)‡	345,647		346,121
RMAC Securities No 1 2006-NS3X PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.2295%, 6/12/44‡	683,060	GBP	905,342
RMAC Securities No 1 2006-NS4X PLC,
ICE LIBOR GBP 3 Month + 0.1700%, 0.2495%, 6/12/44‡	690,093	GBP	916,813
RMAC Securities No 1 PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.2295%, 6/12/44‡	196,383	GBP	260,863
Stratton Mortgage Funding PLC,
ICE LIBOR GBP 3 Month + 0.8000%, 0.8795%, 3/12/44‡	1,236,968	GBP	1,704,765
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $6,021,575)			6,127,130
Corporate Bonds– 37.7%
Banking – 4.5%
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	414,000	EUR	589,101
Bank of Ireland Group PLC, EUR SWAP ANNUAL 5 YR + 6.4340%, 6.0000%‡,µ	540,000	EUR	691,772
Citigroup Inc, SOFR + 4.5480%, 5.3160%, 3/26/41‡	627,000		807,250
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		377,158
Credit Suisse Group AG, UK Gilts 1 Year + 2.2300%, 2.2500%, 6/9/28‡	400,000	GBP	559,993
Credit Suisse Group AG, 0.6250%, 1/18/33	520,000	EUR	577,053
DIB Sukuk Ltd, 2.9500%, 1/16/26	758,000		790,215
Goldman Sachs Group Inc, 3.5000%, 4/1/25	1,087,000		1,177,670
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		1,118,561
JPMorgan Chase & Co,
Euro Interbank Offered Rate 3 Month + 0.7600%, 1.0900%, 3/11/27‡	442,000	EUR	540,009
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	896,000		1,032,347
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.9850%, 5.1250%‡,µ	200,000	GBP	289,464
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	325,801
Standard Chartered PLC, EUR SWAP ANNUAL 5 YR + 2.8000%, 2.5000%, 9/9/30‡	307,000	EUR	381,071
SVB Financial Group, 3.1250%, 6/5/30	254,000		263,834
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	1,055,000		1,077,729
Wells Fargo & Co, SOFR + 2.1000%, 2.3930%, 6/2/28‡	1,100,000		1,127,383
			11,726,411
Basic Industry – 1.4%
Alpek SAB de CV, 3.2500%, 2/25/31 (144A)	1,240,000		1,226,360
Alrosa Finance SA, 3.1000%, 6/25/27	595,000		599,462
BASF SE, 0.2500%, 6/5/27	400,000	EUR	476,486
Ecolab Inc, 4.8000%, 3/24/30	101,000		120,819
Firmenich Productions SAS, 1.3750%, 10/30/26	482,000	EUR	600,305
Firmenich Productions SAS, 1.7500%, 4/30/30	194,000	EUR	247,411
Givaudan Finance Europe BV, 1.6250%, 4/22/32	186,000	EUR	243,272
Klabin Austria GmbH, 3.2000%, 1/12/31 (144A)	200,000		190,000
			3,704,115
Brokerage – 0.3%
Banco BTG Pactual SA/Cayman Islands, 4.5000%, 1/10/25	700,000		715,330
Capital Goods – 2.7%
ABB Finance BV, 0%, 1/19/30	330,000	EUR	376,340
Arcelik AS, 5.0000%, 4/3/23	700,000		710,156
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	200,000		212,292
Boeing Co, 1.4330%, 2/4/24	1,300,000		1,316,505
Boeing Co, 2.1960%, 2/4/26	701,000		698,826
CANPACK SA/Eastern PA Land Invetment Holding LLC, 2.3750%, 11/1/27 (144A)	230,000	EUR	273,580
Cemex SAB de CV, 3.8750%, 7/11/31 (144A)	758,000		739,808
Foxconn Far East Ltd, 1.6250%, 10/28/25	900,000		898,812
HT Troplast GmbH, 9.2500%, 7/15/25	550,000	EUR	702,164
Siemens Financieringsmaatschappij NV, 0.8750%, 6/5/23	300,000	GBP	416,138
Siemens Financieringsmaatschappij NV, 0.3750%, 6/5/26	400,000	EUR	479,105
			6,823,726
Communications – 4.0%
Activision Blizzard Inc, 1.3500%, 9/15/30	198,000		178,871

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Activision Blizzard Inc, 2.5000%, 9/15/50	$800,000		$671,344
AT&T Inc, 2.7500%, 6/1/31	1,154,000		1,149,369
AT&T Inc, 3.8500%, 6/1/60	574,000		548,874
Comcast Corp, 2.8000%, 1/15/51	570,000		522,639
HTA Group Ltd, 7.0000%, 12/18/25	700,000		743,750
Millicom International Cellular SA, 4.5000%, 4/27/31	500,000		520,000
Millicom International Cellular SA, 4.5000%, 4/27/31 (144A)	200,000		208,000
MTN Mauritius Investments Ltd, 4.7550%, 11/11/24	700,000		731,500
Netflix Inc, 4.6250%, 5/15/29	480,000	EUR	698,199
Prosus NV, 4.0270%, 8/3/50	200,000		181,909
Prosus NV, 4.0270%, 8/3/50 (144A)	200,000		181,909
Prosus NV, 3.8320%, 2/8/51	207,000		181,803
SES SA, 2.0000%, 7/2/28	530,000	EUR	676,340
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	788,000		771,996
Verizon Communications Inc, 3.2500%, 2/17/26	382,000	EUR	517,407
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		309,237
VMED O2 UK Financing I PLC, 4.0000%, 1/31/29	510,000	GBP	701,225
VZ Vendor Financing II BV, 2.8750%, 1/15/29	610,000	EUR	700,977
			10,195,349
Consumer Cyclical – 3.9%
Amazon.com Inc, 2.7000%, 6/3/60	606,000		537,504
Country Garden Holdings Co Ltd, 4.8000%, 8/6/30	1,132,000		1,185,630
Dollar General Corp, 3.5000%, 4/3/30	211,000		227,486
General Motors Co, 5.4000%, 10/2/23	628,000		681,897
Home Depot Inc, 2.7000%, 4/15/30	910,000		948,639
Jaguar Land Rover Automotive PLC, 4.5000%, 1/15/26	600,000	EUR	721,919
JSM Global Sarl, 4.7500%, 10/20/30	700,000		701,757
Melco Resorts Finance Ltd, 5.7500%, 7/21/28	700,000		745,500
NIKE Inc, 2.7500%, 3/27/27	155,000		165,168
Pinnacle Bidco PLC, 6.3750%, 2/15/25	530,000	GBP	738,160
Studio City Finance Ltd, 5.0000%, 1/15/29#	483,000		484,787
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	978,000	GBP	1,417,968
Visa Inc, 1.9000%, 4/15/27	216,000		221,384
Vivo Energy Investments BV, 5.1250%, 9/24/27 (144A)	725,000		774,989
Volkswagen Leasing GmbH, 1.6250%, 8/15/25	438,000	EUR	543,323
			10,096,111
Consumer Non-Cyclical – 6.0%
Agilent Technologies Inc, 2.1000%, 6/4/30	1,100,000		1,076,083
Altria Group Inc, 3.4000%, 5/6/30	666,000		696,794
Aramark International Finance Sarl, 3.1250%, 4/1/25	620,000	EUR	731,301
Archer-Daniels-Midland Co, 2.7500%, 3/27/25	518,000		550,197
Biogen Inc, 2.2500%, 5/1/30	1,113,000		1,079,730
Cheplapharm Arzneimittel GmbH, 3.5000%, 2/11/27	610,000	EUR	724,581
CK Hutchison Capital Securities (17) Ltd,
US Treasury Yield Curve Rate 5 Year + 2.0700%, 4.0000%‡,µ	500,000		508,895
Clorox Co, 1.8000%, 5/15/30	244,000		232,140
Coca-Cola Co, 1.0000%, 3/15/28	1,200,000		1,139,495
Dentsply Sirona Inc, 3.2500%, 6/1/30	794,000		830,172
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	460,000		458,197
Grupo Bimbo SAB de CV, 4.0000%, 9/6/49	350,000		347,208
Hasbro Inc, 3.9000%, 11/19/29	753,000		809,822
Hershey Co, 1.7000%, 6/1/30	640,000		611,424
IQVIA Inc, 1.7500%, 3/15/26	227,000	EUR	266,844
IQVIA Inc, 2.2500%, 3/15/29	268,000	EUR	314,059
Kellogg Co, 2.1000%, 6/1/30	1,238,000		1,202,869
Kimberly-Clark de Mexico SAB de CV, 2.4310%, 7/1/31 (144A)	200,000		195,104
Mars Inc, 4.1250%, 4/1/54 (144A)	553,000		627,845
McCormick & Co Inc/MD, 2.5000%, 4/15/30	194,000		194,022
Medtronic Global Holdings, 0.2500%, 7/2/25	260,000	EUR	308,362
Procter & Gamble Co, 3.0000%, 3/25/30	626,000		673,811
Sysco Corp, 5.9500%, 4/1/30	205,000		256,163
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	656,930
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	390,000	EUR	488,960
Upjohn Inc, 2.7000%, 6/22/30 (144A)	430,000		424,618
			15,405,626
Electric – 0.9%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		203,658
Ameren Corp, 3.5000%, 1/15/31	195,000		206,944
Berkshire Hathaway Energy Co, 3.7000%, 7/15/30	171,000		189,482
Black Hills Corp, 2.5000%, 6/15/30	176,000		172,910
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	95,000		91,407
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	108,000		99,745
Elia Transmission Belgium SA, 0.8750%, 4/28/30	200,000	EUR	241,622
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	525,369

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Electric– (continued)
National Grid Electrcity Transmission PLC, 0.8230%, 7/7/32	474,000	EUR	$557,288
			2,288,425
Electrical Equipment – 0.2%
Signify NV, 2.3750%, 5/11/27	467,000	EUR	607,888
Energy – 1.3%
LUKOIL Securities BV, 3.8750%, 5/6/30 (144A)	$1,000,000		1,031,300
PTTEP Treasury Center Co Ltd, 2.5870%, 6/10/27 (144A)	275,000		282,793
Repsol International Finance BV, EUR SWAP ANNUAL 5 YR + 4.4090%, 4.2470%‡,µ	550,000	EUR	710,226
Tengizchevroil Finance Company International Ltd, 2.6250%, 8/15/25 (144A)	720,000		726,751
Total Capital International SA, 3.1270%, 5/29/50	700,000		658,996
			3,410,066
Finance Companies – 0.3%
Peach Property Finance GmbH, 4.3750%, 11/15/25 (144A)	540,000	EUR	659,290
Financial Institutions – 0.5%
Akelius Residential Property AB, 1.1250%, 3/14/24	540,000	EUR	651,338
CPI Property Group SA, 2.7500%, 5/12/26	585,000	EUR	743,914
			1,395,252
Government Sponsored – 3.3%
China Development Bank, 3.3400%, 7/14/25	6,540,000	CNY	996,218
Deutsche Bahn Finance GmbH, 0.3750%, 6/23/29	422,000	EUR	504,013
Emirates NDB Bank PJSC, USD SWAP SEMI 30/360 6YR + 3.6560%, 6.1250%‡,µ	700,000		747,124
Enexis Holding NV, 0.7500%, 7/2/31	456,000	EUR	556,539
Equinor ASA, 3.0000%, 4/6/27	1,192,000		1,276,526
Gazprom PJSC, 3.0000%, 6/29/27	1,195,000		1,176,645
Petrobras Global Finance BV, 5.6000%, 1/3/31	629,000		662,840
Petroleos Mexicanos, 6.5000%, 3/13/27	725,000		757,625
Saudi Arabian Oil Co, 3.2500%, 11/24/50 (144A)	365,000		330,307
Saudi Electricity Global Sukuk Co 2, 5.0600%, 4/8/43	400,000		457,500
Saudi Electricity Global Sukuk Co 5, 1.7400%, 9/17/25	700,000		700,532
SingTel Group Treasury Pte Ltd, 1.8750%, 6/10/30	450,000		432,196
			8,598,065
Insurance – 1.7%
Aia Group Ltd, 3.3750%, 4/7/30 (144A)	450,000		479,348
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	225,401
Credit Agricole Assurances SA, 2.0000%, 7/17/30	400,000	EUR	490,815
Direct Line Insurance Group PLC, 4.0000%, 6/5/32	200,000	GBP	305,508
Galaxy Bidco Ltd, 6.5000%, 7/31/26	490,000	GBP	714,792
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	1,100,000		1,082,886
Massachusetts Mutual Life Insurance Co, 3.3750%, 4/15/50 (144A)	467,000		460,707
PacifiCorp, 3.3000%, 3/15/51	222,000		218,838
Willis North America Inc, 2.9500%, 9/15/29	371,000		383,098
			4,361,393
Metals & Mining – 0.1%
AngloGold Ashanti Holdings PLC, 3.7500%, 10/1/30	205,000		207,264
Natural Gas – 0.2%
Engie SA, 1.7500%, 3/27/28	400,000	EUR	515,299
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.9000%, 10/1/30	176,000		177,264
Unibail-Rodamco-Westfield, 1.3750%, 12/4/31	400,000	EUR	466,833
			644,097
Real Estate Management & Development – 0.8%
Adler Group SA, 3.2500%, 8/5/25	600,000	EUR	733,612
Heimstaden Bostad AB, EUR SWAP ANNUAL 5 YR + 3.9140%, 3.3750%‡,µ	590,000	EUR	713,637
Samhallsbyggnadsbolaget i Norden AB,
EUR SWAP ANNUAL 5 YR + 3.2270%, 2.6250%‡,µ	620,000	EUR	722,520
			2,169,769
Technology – 4.8%
Alphabet Inc, 1.1000%, 8/15/30	596,000		547,853
Apple Inc, 2.3750%, 2/8/41	2,500,000		2,323,490
Apple Inc, 2.6500%, 5/11/50	584,000		530,980
Applied Materials Inc, 1.7500%, 6/1/30	1,100,000		1,059,118
Broadcom Inc, 4.3000%, 11/15/32	583,000		634,733
Equinix Inc, 2.1500%, 7/15/30	892,000		848,061
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	562,640
Global Payments Inc, 2.9000%, 5/15/30	1,088,000		1,110,670
Infineon Technologies AG, 1.1250%, 6/24/26	400,000	EUR	489,572
Infor Inc, 1.4500%, 7/15/23 (144A)	157,000		158,949
Lenovo Group Ltd, 3.4210%, 11/2/30	1,027,000		1,031,184
Lenovo Group Ltd, 3.4210%, 11/2/30 (144A)	200,000		200,815
PayPal Holdings Inc, 2.3000%, 6/1/30	301,000		298,173
Tencent Music Entertainment Group, 1.3750%, 9/3/25	258,000		252,654

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Technology– (continued)
Tencent Music Entertainment Group, 2.0000%, 9/3/30	$370,000		$344,571
TSMC Global Ltd, 0.7500%, 9/28/25 (144A)	1,200,000		1,171,567
VMware Inc, 4.6500%, 5/15/27	696,000		788,926
			12,353,956
Tobacco – 0.1%
BAT Capital Corp, 4.7000%, 4/2/27	319,000		359,081
Transportation – 0.2%
Heathrow Funding Ltd, 2.7500%, 10/13/29	184,000	GBP	260,331
United Parcel Service Inc, 4.4500%, 4/1/30	282,000		329,602
			589,933
Water Utilities – 0.2%
Thames Water Utilities Finance PLC, 2.3750%, 4/22/40	434,000	GBP	584,741
Total Corporate Bonds (cost $96,052,232)			97,411,187
Foreign Government Bonds– 39.5%
Abu Dhabi Government International Bond, 2.7000%, 9/2/70 (144A)	460,000		388,700
Australia Government Bond, 1.7500%, 6/21/51	840,000	AUD	510,376
Canadian Government Bond, 2.2500%, 6/1/29	2,399,000	CAD	2,042,940
China Government Bond, 2.2000%, 2/13/22	7,090,000	CNY	1,077,615
China Government Bond, 3.2900%, 5/23/29	29,850,000	CNY	4,564,426
China Government Bond, 2.6800%, 5/21/30	43,670,000	CNY	6,358,691
China Government Bond, 3.8600%, 7/22/49	29,560,000	CNY	4,619,297
European Union, 0%, 10/4/30	5,235,000	EUR	6,212,966
European Union, 0.1000%, 10/4/40	979,000	EUR	1,085,598
French Republic Government Bond OAT, 0%, 11/25/30	1,189,180	EUR	1,401,398
French Republic Government Bond OAT, 4.0000%, 4/25/60	182,001	EUR	435,364
Indonesia Treasury Bond, 8.3750%, 3/15/34	83,783,000,000	IDR	6,311,537
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	545,000	EUR	655,421
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	2,888,000	EUR	3,662,705
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	734,000	EUR	1,213,726
Japan Government Forty Year Bond, 0.8000%, 3/20/58	41,950,000	JPY	392,282
Japan Government Ten Year Bond, 0.4000%, 6/20/25	491,850,000	JPY	4,538,472
Japan Government Ten Year Bond, 0.1000%, 12/20/29	1,186,350,000	JPY	10,769,735
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	749,234
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	260,800,000	JPY	2,399,826
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	899,504	EUR	1,523,485
Kingdom of Saudi Arabia International Bond, 2.2500%, 2/2/33 (144A)	530,000		498,974
Mexican Bonos, 8.0000%, 12/7/23	205,057,400	MXN	10,696,780
Mexican Bonos, 8.0000%, 11/7/47	55,230,000	MXN	2,772,649
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,686,622
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,638,735
Spain Government Bond, 0.6000%, 10/31/29 (144A)	2,485,000	EUR	3,024,387
Spain Government Bond, 1.2500%, 10/31/30 (144A)	4,424,000	EUR	5,666,212
United Kingdom Gilt, 1.6250%, 10/22/28	4,112,518	GBP	6,073,224
United Kingdom Gilt, 1.5000%, 7/22/47	1,776,769	GBP	2,509,876
United Mexican States, 3.9000%, 4/27/25	425,000		467,088
Total Foreign Government Bonds (cost $98,865,492)			101,948,341
Inflation-Indexed Bonds– 4.2%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29((cost $11,312,551)	1,183,339,300	JPY	10,758,116
Mortgage-Backed Securities– 6.1%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	495,954		508,928
Fannie Mae Pool:
2.5000%, 11/1/34	355,268		372,233
4.5000%, 11/1/42	23,585		26,421
3.0000%, 1/1/43	9,956		10,556
4.5000%, 10/1/44	54,334		60,734
4.5000%, 3/1/45	84,088		93,993
4.5000%, 6/1/45	47,537		53,144
4.5000%, 2/1/46	85,371		95,638
3.0000%, 3/1/46	2,052,020		2,157,520
3.0000%, 2/1/47	2,745,708		2,908,987
3.0000%, 9/1/49	3,052		3,203
2.5000%, 1/1/50	8,492		8,750
2.5000%, 10/1/50	12,640		12,983
2.5000%, 1/1/51	45,967		47,171
3.0000%, 2/1/57	34,845		37,457
			5,888,790
Freddie Mac Pool:
3.0000%, 5/1/31	313,086		333,082
3.0000%, 9/1/32	1,701		1,814
3.0000%, 10/1/32	2,478		2,623
3.0000%, 12/1/32	433,678		461,652
2.5000%, 4/1/33	397,352		414,642

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.5000%, 11/1/34	$298,113	$312,368
3.0000%, 6/1/43	728	753
4.5000%, 5/1/44	42,937	47,996
4.5000%, 7/1/48	40,464	44,070
3.0000%, 10/1/49	653	679
3.0000%, 11/1/49	4,778,404	5,053,263
3.0000%, 11/1/49	145,658	151,542
3.0000%, 11/1/49	53,888	56,064
3.0000%, 12/1/49	75,305	78,346
3.0000%, 12/1/49	16,917	17,600
3.0000%, 12/1/49	9,283	9,658
2.5000%, 1/1/50	3,489	3,594
3.0000%, 3/1/50	3,593	3,759
		6,993,505
Ginnie Mae II Pool:
4.0000%, 5/20/48	674,025	724,615
4.0000%, 6/20/48	1,563,403	1,680,748
		2,405,363
Total Mortgage-Backed Securities (cost $15,494,104)		15,796,586
United States Treasury Notes/Bonds– 3.6%
1.7500%, 11/30/21	1,982,300	2,004,446
0.3750%, 3/31/22	3,290,100	3,299,867
2.5000%, 1/31/24	741,000	786,560
2.6250%, 12/31/25	2,108,400	2,281,519
1.1250%, 2/15/31	870,500	822,486
Total United States Treasury Notes/Bonds (cost $9,190,832)		9,194,878
Investment Companies– 5.0%
Money Markets – 5.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $12,974,042)	12,972,862	12,974,159
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	249,600	249,600
Time Deposits – 0%
Royal Bank of Canada, 0.0300%, 4/1/21	$62,400	62,400
Total Investments Purchased with Cash Collateral from Securities Lending (cost $312,000)		312,000
Total Investments (total cost $250,222,828) – 98.6%		254,522,397
Cash, Receivables and Other Assets, net of Liabilities – 1.4%		3,711,380
Net Assets – 100%		$258,233,777

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$80,580,102	31.6%
Japan	30,753,555	12.1
United Kingdom	22,598,844	8.9
China	21,176,722	8.3
Mexico	17,953,475	7.0
Canada	11,368,297	4.5
Spain	9,926,194	3.9
Supranational	7,298,564	2.9
Indonesia	6,311,537	2.5
Germany	5,728,284	2.2
Italy	5,531,852	2.2
France	4,345,863	1.7
Russia	2,807,407	1.1
Netherlands	2,640,393	1.0
Switzerland	2,604,374	1.0
Brazil	2,269,927	0.9
Sweden	2,087,495	0.8
Taiwan	2,070,379	0.8
Saudi Arabia	1,987,313	0.8
United Arab Emirates	1,926,039	0.7
Belgium	1,765,107	0.7
Norway	1,276,526	0.5
Hong Kong	1,224,848	0.5
Australia	856,497	0.3
Czech Republic	743,914	0.3
Democratic Republic of the Congo	743,750	0.3
South Africa	731,500	0.3
Colombia	728,000	0.3
Kazakhstan	726,751	0.3
Turkey	710,156	0.3
Ireland	691,772	0.3
Luxembourg	676,340	0.3
Macao	484,787	0.2
Singapore	432,196	0.2
Thailand	282,793	0.1
Poland	273,580	0.1
Tanzania	207,264	0.1

Total	$254,522,397	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 5.0%
Money Markets - 5.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$8,305	$(178)	$(59)	$12,974,159
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	236∆	-	-	249,600
Total Affiliated Investments - 5.1%	$8,541	$(178)	$(59)	$13,223,759

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 5.0%
Money Markets - 5.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	11,801,751	93,420,429	(92,247,784)	12,974,159
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	4,426,905	(4,177,305)	249,600

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	6/7/21	1,377,000	$(1,078,275)	$(32,281)
British Pound	6/7/21	(8,070,223)	11,271,922	145,819
Canadian Dollar	6/7/21	2,770,174	(2,196,245)	8,652
Danish Krone	6/7/21	(206,000)	33,527	1,009
Euro	6/7/21	7,417,200	(8,982,229)	(272,591)
Japanese Yen	6/7/21	(348,295,000)	3,266,632	118,613
Mexican Peso	6/7/21	(4,633,400)	222,574	(2,518)
New Zealand Dollar	6/4/21	7,806,000	(5,693,757)	(244,753)

				(278,050)
Barclays Capital, Inc.:
Australian Dollar	6/7/21	1,500,000	(1,159,442)	(20,015)
Australian Dollar	6/7/21	(2,101,000)	1,645,866	49,909
British Pound	6/7/21	(179,400)	250,633	3,302
Canadian Dollar	6/7/21	(10,711,000)	8,492,840	(32,491)
Euro	6/7/21	(4,886,961)	5,918,961	180,452
Japanese Yen	6/7/21	447,287,000	(4,194,671)	(151,925)
Norwegian Krone	6/7/21	(18,589,000)	2,194,461	19,983
Swedish Krona	6/7/21	11,752,000	(1,403,448)	(56,381)

				(7,166)
BNP Paribas:
British Pound	6/7/21	1,606,000	(2,243,664)	(29,534)
Canadian Dollar	6/7/21	(7,205,000)	5,712,637	(22,123)
Euro	6/7/21	(8,865,184)	10,736,146	326,214
Japanese Yen	6/7/21	395,979,000	(3,713,935)	(134,930)
Mexican Peso	6/7/21	(19,735,777)	944,862	(13,907)
New Zealand Dollar	6/4/21	(379,000)	276,416	11,854
Norwegian Krone	6/7/21	23,970,000	(2,826,821)	(22,892)
Singapore Dollar	6/7/21	2,643,000	(1,987,690)	(23,118)
Swedish Krona	6/7/21	(5,258,000)	628,054	25,358

				116,922
Citibank, National Association:
Australian Dollar	6/7/21	5,862,250	(4,586,624)	(133,553)
British Pound	6/7/21	720,000	(997,707)	(5,071)
British Pound	6/7/21	(8,004,196)	11,177,803	$142,729

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	6/7/21	9,366,500	$(7,424,639)	$30,549
Canadian Dollar	6/7/21	460,000	(368,416)	(2,282)
Canadian Dollar	6/7/21	(1,002,925)	802,270	4,000
Euro	6/7/21	2,580,000	(3,077,916)	(48,354)
Euro	6/7/21	(9,275,739)	11,221,328	329,302
Japanese Yen	6/7/21	460,140,478	(4,264,170)	(105,250)
Japanese Yen	6/7/21	(399,453,972)	3,666,809	56,396
Mexican Peso	6/7/21	(58,968,200)	2,832,003	(32,688)
New Zealand Dollar	6/4/21	(5,441,000)	3,967,588	169,480
Norwegian Krone	6/7/21	(26,240,000)	3,092,717	23,251
Swedish Krona	6/7/21	2,260,000	(269,859)	(10,808)

				417,701
Credit Suisse International:
Euro	6/7/21	309,744	(375,141)	(11,425)
Swiss Franc	6/7/21	1,067,000	(1,169,783)	(38,581)

				(50,006)
HSBC Securities (USA), Inc.:
British Pound	6/7/21	4,577,251	(6,348,665)	(38,187)
Canadian Dollar	6/7/21	600,000	(483,656)	(6,091)
Euro	6/7/21	10,567,000	(12,797,239)	(388,952)
Japanese Yen	6/7/21	251,202,000	(2,355,950)	(85,493)
Mexican Peso	6/7/21	(15,174,000)	728,821	(8,336)
New Zealand Dollar	6/4/21	(1,984,000)	1,446,723	61,785
Norwegian Krone	6/7/21	(3,147,000)	371,309	3,184

				(462,090)
JPMorgan Chase Bank, National Association:
Australian Dollar	6/7/21	353,000	(276,505)	(8,360)
British Pound	6/7/21	8,394,097	(11,728,811)	(156,196)
Canadian Dollar	6/7/21	1,232,000	(977,238)	3,362
Euro	6/7/21	7,706,543	(9,334,419)	(285,020)
Japanese Yen	6/7/21	(232,549,380)	2,180,982	79,114
Korean Won	6/7/21	3,232,375,000	(2,875,523)	(16,706)
Mexican Peso	6/7/21	(170,260,767)	8,184,109	(87,205)
Norwegian Krone	6/7/21	24,972,173	(2,910,000)	11,160
Norwegian Krone	6/7/21	25,831,000	(3,047,677)	(26,054)

				(485,905)
Morgan Stanley & Co:
Australian Dollar	6/7/21	(325,606)	254,990	7,653
British Pound	6/7/21	(692,672)	967,816	12,856
Euro	6/7/21	654,000	(774,576)	(6,618)
Israeli Shekel	6/7/21	1,180,000	(358,861)	(5,385)
Polish Zloty	6/7/21	3,745,000	(997,999)	(49,570)
Swiss Franc	6/7/21	161,000	(176,516)	(5,828)

				(46,892)
Total				$(795,486)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
Euro-BTP	11	6/10/21	$1,925,880	$13,023	$3,612
Ultra Long Term US Treasury Bond	12	6/30/21	2,174,625	(71,594)	(13,875)
Total				$(58,571)	$(10,263)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
AUD BBR 6M	0.6425% Fixed Rate	Semiannual	12/4/25	99,000,000	AUD	$750	$(1,292,731)	$(116,734)
EURIBOR 6M	(0.2451)% Fixed Rate	Annual	1/8/31	29,200,000	EUR	750	674,729	1,682,192
0.0050% Fixed Rate	EURIBOR 6M	Annual	1/9/51	4,900,000	EUR	750	785,755	(10,778)
(0.4610)% Fixed Rate	EURIBOR 6M	Annual	1/8/26	29,600,000	EUR	750	(219,340)	(424,381)
CAD BA CDOR 3M	0.9023% Fixed Rate	Semiannual	2/8/24	144,000,000	CAD	-	(584,493)	(22,419)
ICE LIBOR CHF 6M	(0.4652)% Fixed Rate	Annual	2/10/25	83,500,000	CHF	-	139,418	290,403
Total						$3,000	$(496,662)	$1,398,283

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Credit default swaps, buy protection	$ (95,415)
Forward foreign currency exchange contracts, purchased	97,110,112
Forward foreign currency exchange contracts, sold	88,170,025
Futures contracts, purchased	1,441,274
Futures contracts, sold	10,195,987
Interest rate swaps, pay fixed rate/receive floating rate	109,778
Interest rate swaps, receive fixed rate/pay floating rate	(145,513)
Purchased options contracts, put	1

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

AUD BBR	Australian Bank Bill Swap Rate
CAD BA	Canadian Bankers' Acceptance Rate
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PJSC	Private Joint Stock Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $30,198,941, which represents 11.7% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,127,130	$-
Corporate Bonds	-	97,411,187	-
Foreign Government Bonds	-	101,948,341	-
Inflation-Indexed Bonds	-	10,758,116	-
Mortgage-Backed Securities	-	15,796,586	-
United States Treasury Notes/Bonds	-	9,194,878	-
Investment Companies	-	12,974,159	-
Investments Purchased with Cash Collateral from Securities Lending	-	312,000	-
Total Investments in Securities	$-	$254,522,397	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,825,986	-
Variation Margin Receivable	3,612	1,972,595	-
Total Assets	$3,612	$258,320,978	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,621,472	$-
Variation Margin Payable	13,875	574,312	-
Total Liabilities	$13,875	$3,195,784	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70273 05-21